SIGNIFICANT ACCOUNTING POLICIES: New standards and interpretations not yet adopted (Policies)	12 Months Ended
Mar. 31, 2018
Policies
New standards and interpretations not yet adopted

New standards and interpretations not yet adopted

Standards issued but not yet effective up to the date of issuance of the Company’s consolidated financial statements are listed below. This listing is of standards and interpretations issued which the Company reasonably expects to be applicable at a future date. The Company intends to adopt those standards when they become effective.

IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 - Financial Instruments to replace IAS - Financial Instruments: Recognition and Measurement.

For financial assets, IFRS 9 uses a single approach to determine whether a financial asset is measured at amortized cost or fair value and replaces the multiple rules in IAS 39. The approach in IFRS 9 is based on how an entity manages its financial instruments in the context of its business model and the contractual cash flow characteristics of the financial assets. The new standard also requires a single impairment method to be used. For financial liabilities, the approach to the fair value option may require different accounting for changes to the fair value of a financial liability as a result of changes to an entity’s own credit risk. The Company does not believe that the above standard will have any impact on its financial statements.

IFRS 9 (2014) is effective for the Company for annual periods beginning on April 1, 2018 but is available for early adoption.

IFRS 16, Leases

In January 2016, the IASB issued IFRS 16 which requires lessees to recognize assets and liabilities for most leases. Lessees will have a single accounting model for all leases, with certain exemptions. The new standard is effective January 1, 2019, with limited early application permitted. The new standard permits lessees to use either a full retrospective or a modified retrospective approach on transition for leases existing at the date of transition, with options to use certain transition reliefs. The Company does not believe that the above standard will have any impact on its financial statements.

IFRIC 22 foreign currency Transaction and Advance Consideration

On December 8, 2016, the IASB issued IFRIC 22 which clarifies the date of the transaction for the purpose of determining the exchange rate to use on initial recognition of the related asset, expense or income when an entity has received or paid advance consideration in a foreign currency. The interpretation is applicable to annual periods beginning on or after January 1, 2018. The Company does not believe that the above standard will have any impact on its financial statements.

IFRIC 23 Uncertainty over Income Tax Treatment

The interpretation addresses the determination of taxable income (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. The new standard is effective to annual reporting periods beginning on or after January 1, 2019. The Company does not believe that the above standard will have any impact on its financial statements.

Prepayment Features with Negative Compensation (Amendments to IFRS 9)

Amends the existing requirements in IFRS 9 regarding termination rights in order to allow measurement at amortised cost (or, depending on the business model, at fair value through other comprehensive income) even in the case of negative compensation payments. The amendment is effective to annual reporting periods beginning on or after January 1, 2019. The Company does not believe that the above standard will have any impact on its financial statements.

Long-term Interests in Associates and Joint Ventures (Amendments to IAS 28)

Clarifies that an entity applies IFRS 9 Financial Instruments to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied.

The amendment is effective to annual reporting periods beginning on or after January 1, 2019. The Company has yet to assess the full impact of this amendment.